SHORT-TERM AND LONG-TERM DEBT Narrative (Details)						6 Months Ended
	Apr. 09, 2018 USD ($)	Apr. 09, 2018 EUR (€)	Mar. 29, 2018 USD ($)	Mar. 29, 2018 EUR (€)	Dec. 21, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2018 EUR (€)	May 14, 2018 USD ($)	Jan. 16, 2018 USD ($)	Jan. 16, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Apr. 30, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 1,000,000,000
Adjustments for unrealised foreign exchange losses (gains)						$ 369,000,000
Bilateral Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 466,000,000	€ 400,000,000
Five Point Five Billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 5,500,000,000	5,500,000,000.0
Undrawn borrowing facilities						5,500,000,000
Six Billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity															$ 6,000,000,000
5.5 billion Revolving Credit Facility - 2.3 billion tranche
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 2,300,000,000	2,300,000,000.0
Borrowings maturity, term					3 years
5.5 billion Revolving Credit Facility - 3.2 billion tranche
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 3,200,000,000	3,200,000,000.0
Borrowings maturity, term					5 years
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity						408,000,000		€ 350,000,000
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						900,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €								1,500,000,000
Borrowings						1,445,000,000
ArcelorMittal South Africa Ltd. | Four Point Five Billion South Africa Rand Revolving Borrowing Base Finance Facility, Due In 2020
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R														R 4,500,000,000
Borrowings						208,000,000	R 2,900,000,000
Corporate
Disclosure of detailed information about borrowings [line items]
Borrowings						9,498,000,000						$ 10,513,000,000
Corporate | €400 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	$ 491,000,000	€ 400,000,000
Borrowings						0						480,000,000
Corporate | Five Hundred Million Unsecured Notes, Due 2020
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures			$ 411,000,000	€ 334,000,000
Borrowings, maximum capacity | €				€ 500,000,000
Borrowings						323,000,000						323,000,000
Borrowings, interest rate				4.50%
Corporate | 5.5 billion Revolving Credit Facility - 2.3 billion tranche
Disclosure of detailed information about borrowings [line items]
Borrowings						0						0
Corporate | 5.5 billion Revolving Credit Facility - 3.2 billion tranche
Disclosure of detailed information about borrowings [line items]
Borrowings						0						0
Corporate | EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings						408,000,000						420,000,000
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 80,000,000						$ 85,000,000
Europe, Asia & Africa | ArcelorMittal Kryvyi Rih | EBRD
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity													$ 175,000,000
Borrowings, maximum capacity, additional													$ 175,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €								5,261,000,000
Hedged item, assets | €								€ 7,827,000,000